Additional financial information	12 Months Ended
Dec. 31, 2023
Additional financial information
Additional financial information	Additional financial information
(a)Statements of income and other comprehensive income
For the years ended December 31, 2023, 2022 and 2021, three clients each accounted for more than 10% of our revenues. TELUS Corporation, our controlling shareholder and largest client for the year ended December 31, 2023, accounted for approximately 20.6%, 17.3% and 16.1% of our revenue for the years ended December 31, 2023, 2022 and 2021, respectively. Our second largest client for the year ended December 31, 2023, Google, accounted for approximately 13.1%, 11.9% and 11.0% of our revenue for the years ended December 31, 2023, 2022 and 2021, respectively. Our third largest client for the year ended December 31, 2023, a leading social media company, accounted for 11.2%, 15.8% and 17.7% of our revenue for the years ended December 31, 2023, 2022 and 2021, respectively.
(b)Statements of financial position

As at December 31 (millions)	2023	2022
Other long-term assets
Prepaid lease deposits and other	$21	$20
Other	4	7
	$25	$27
Accounts payable and accrued liabilities
Trade accounts payable	$37	$39
Accrued liabilities	103	110
Payroll and other employee-related liabilities	135	129
Advance billings	4	5
Other	11	6
	$290	$289
(c)Statements of cash flows—operating activities and investing activities

Years Ended December 31 (millions)	2023	2022	2021
Net change in non-cash operating working capital
Accounts receivable	$3	$(26)	$(124)
Due to and from affiliated companies, net	86	17	36
Prepaid expenses	—	6	(13)
Other long-term assets	2	6	1
Accounts payable and accrued liabilities	(45)	(27)	56
Income and other taxes receivable and payable, net	(2)	(1)	(10)
Advance billings and customer deposits	—	—	—
Provisions	2	—	—
Other long-term liabilities	(3)	(1)	(15)
	$43	$(26)	$(69)
Cash payments for capital assets
Capital asset additions
Capital expenditures
Property, plant and equipment, excluding right-of-use assets	$(79)	$(92)	$(93)
Intangible assets	(14)	(12)	(8)
	(93)	(104)	(101)
Change in associated non-cash investing working capital	4	(1)	2
	$(89)	$(105)	$(99)
(d) Changes in liabilities arising from financing activities

		Statements of cash flows		Non-cash changes
Year Ended December 31, 2023 (millions)	Beginning of year	Issued or received	Redemptions, repayments or payments	Foreign exchange movement	Other	End of year
Long-term debt
Credit facility	$742	$1,161	$(440)	$—	$—	$1,463
Debt assumed from acquisitions	—	—	(89)	—	89	—
Lease liabilities	236	—	(84)	9	137	298
Deferred debt transaction costs	(14)	—	—	—	3	(11)
	$964	$1,161	$(613)	$9	$229	$1,750

		Statements of cash flows		Non-cash changes
Year Ended December 31, 2022 (millions)	Beginning of year	Issued or received	Redemptions, repayments or payments	Foreign exchange movement	Other	End of year
Long-term debt
Credit facility	$941	$411	$(610)	$—	$—	$742
Lease liabilities	215	—	(72)	(7)	100	236
Deferred debt transaction costs	(8)	—	(8)	—	2	(14)
	$1,148	$411	$(690)	$(7)	$102	$964

		Statements of cash flows		Non-cash changes
Year Ended December 31, 2021 (millions)	Beginning of year	Issued or received	Redemptions, repayments or payments	Foreign exchange movement	Other	End of year
Long-term debt
Credit facility	$1,568	$71	$(698)	$—	$—	$941
Lease liabilities	209	—	(67)	(3)	76	215
Deferred debt transaction costs	(11)	—	—	—	3	(8)
	$1,766	$71	$(765)	$(3)	$79	$1,148